Shareholder Report, Average Annual Return (Details)				6 Months Ended	12 Months Ended	18 Months Ended	28 Months Ended
	Jan. 22, 2024	Feb. 01, 2023	Mar. 30, 2022	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024	Jul. 31, 2024
C000230413
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Diversified Equity Fund
C000230414
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Core Fixed Income Fund
C000230415
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Enhanced Fixed Income Fund
Without Sales Load [Member] | C000230413
Average Annual Return [Line Items]
Average Annual Return, Percent					18.60%		6.13%
Without Sales Load [Member] | C000230414
Average Annual Return [Line Items]
Average Annual Return, Percent				2.53%
Without Sales Load [Member] | C000230415
Average Annual Return [Line Items]
Average Annual Return, Percent					8.48%	5.89%
S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent					22.15%		9.83%
Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index (USD)
Average Annual Return, Percent				2.80%
Bloomberg Global Aggregate Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Global Aggregate Index (USD)
Average Annual Return, Percent					3.00%	0.85%
50/50 US High Yield Constrained Index/JPM EMBI Global Diversified Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		50/50 US High Yield Constrained Index/JPM EMBI Global Diversified Index
Average Annual Return, Percent					10.12%	8.30%
ICE BofA US High Yield Constrained Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA US High Yield Constrained Index (USD)
Average Annual Return, Percent					11.04%	9.07%
J.P. Morgan EMBI Global Diversified Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		J.P. Morgan EMBI Global Diversified Index
Average Annual Return, Percent					9.18%	7.52%